Basis for the presentation of the consolidated financial statements and applicable accounting standard - Basis for preparation (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Basis for the presentation of the consolidated financial statements and applicable accounting standard [Abstract]
Expected rate of increases in economic inflation	100.00%
Consumer price index	31.55%	117.76%	211.41%